Premises and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Premises and Equipment
Premises and equipment, gross	$ 62,240,000	$ 50,565,000
Less accumulated depreciation	(28,146,000)	(26,966,000)
Net premises and equipment	34,095,000	23,599,000
Depreciation and amortization	1,226,000	1,079,000
Land, buildings and improvements
Premises and Equipment
Premises and equipment, gross	41,530,000	31,727,000
Furniture and equipment
Premises and Equipment
Premises and equipment, gross	17,839,000	16,158,000
Computer software
Premises and Equipment
Premises and equipment, gross	$ 2,871,000	$ 2,680,000